Financial risk management (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial Risk Management
Cumulative translation adjustment	$ 19.6	$ 32.3
Borrowings		80.0	$ 210.0
Investments and loan receivable (note 6)	238.4	183.2
Credit Facility
Financial Risk Management
Borrowings			$ 210.0
Foreign Exchange Risk
Financial Risk Management
Cumulative translation adjustment	$ 19.6	$ (32.3)
Interest Rate Risk
Financial Risk Management
Increase in interest rate used for sensitivity analysis (as a percent)	0.50%	0.50%
Decrease in interest rate used for sensitivity analysis (as a percent)	0.50%	0.50%
Interest rate sensitivities increase effect on net income	$ 1.8	$ 0.3
Interest rate sensitivities decrease effect on net income	(0.5)	(0.3)
Interest rate sensitivities increase effect on equity	1.8	0.3
Interest rate sensitivities decrease effect on equity	(0.5)	(0.3)
Borrowings	80.0
Liquidity Risk
Financial Risk Management
Cash and cash equivalents and available-for-sale securities	$ 534.2	132.1
Term of financial liabilities	1 year
Capital Risk Management
Financial Risk Management
Cash and cash equivalents and available-for-sale securities	$ 534.2	132.1
Investments and loan receivable (note 6)	238.4	183.2
Liquid securities	191.8	141.7
Capital Risk Management | Credit Facility
Financial Risk Management
Undrawn borrowing facilities	$ 1,100.0	$ 1,100.0